Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Maturities of the operating lease liabilities are summarized as follows as of March 31, 2026:

(in thousands)
2026 (remaining nine months)	$21,533
2027	12,694
2028	1,552

Minimum lease payments	35,779
Less: imputed interest	(4,810)

Present value of operating lease liabilities	$30,969

Current portion	$20,946
Noncurrent portion	10,023

Total operating lease liabilities	$30,969

Maturities of the operating lease liabilities are summarized as follows as of December 31, 2025:

2026	$42,724
2027	12,694
2028	1,552
Minimum lease payments	56,970
Less: imputed interest	(6,740)
Present value of operating lease liabilities	$50,230
Current portion	$37,731
Noncurrent portion	12,499
Total operating lease liabilities	$50,230